VIRTUS STRATEGIC ALLOCATION SERIES
Virtus Strategic Allocation Series

Virtus Strategic Allocation Series,

a series of Virtus Variable Insurance Trust

Supplement dated September 7, 2016 to the Summary and

Statutory Prospectuses dated April 29, 2016

Important Notice to Investors

As approved by the Board of Trustees of Virtus Variable Insurance Trust, effective September 7, 2016, Duff & Phelps Investment Management Co. (“Duff & Phelps”) and Kayne Anderson Rudnick Investment Management, LLC (“Kayne Anderson Rudnick”) became subadvisers to Virtus Strategic Allocation Series. Also effective September 7, 2016, the investment management fee payable to VIA as investment adviser decreased to 0.55% on the first $250 million of the Series’ assets, 0.50% on the next $250 million of assets and 0.45% on assets over $500 million. Additionally, effective September 7, 2016, the Series’ current subadviser (equity portion), Euclid Advisors LLC (“Euclid”), is removed as subadviser. Accordingly, effective September 7, 2016, all references to Euclid as subadviser to the Series, and to David Dickerson and Carlton Neel as portfolio managers, are hereby removed from the Series’ prospectuses. Virtus Investment Advisers, Inc. (“VIA”) will continue to serve as the Series’ investment adviser. Newfleet Asset Management, LLC, also currently a subadviser, will continue to manage the fixed income portfolio for the Series. Each of Duff & Phelps and Kayne Anderson Rudnick will serve under an interim subadvisory agreement until such time as the Series’ standard subadvisory agreement is implemented, not to exceed 150 days.

Additional disclosure changes resulting from the subadviser and advisory fee changes are described below and are also effective September 7, 2016.

In the section “Fees and “Expenses” in the summary prospectus and the summary section of the statutory prospectus, the “Annual Series Operating Expenses” table is hereby replaced with the following:
Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	VIRTUS STRATEGIC ALLOCATION SERIES Class A
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Total Annual Series Operating Expenses	1.07%	[1]
Less: Expense Reimbursement	(0.09%)
Total Annual Series Operating Expenses After Expense Reimbursement	0.98%	[1],[2]
[1]	The Total Annual Series Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the Series and do not include proxy expenses.
[2]	The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.98% through April 30, 2017. Following the contractual period, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under this arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

Also in this section, the “Example” table is hereby replaced with the following:
Expense Example	1 Year	3 Years	5 Years	10 Years
VIRTUS STRATEGIC ALLOCATION SERIES | Class A | USD ($)	100	331	581	1,298

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

The Series targets an asset allocation consisting of approximately 45% in U.S. equity securities, 15% in non-U.S. equity securities and 40% in fixed income securities. For the Series’ domestic equity allocation, the subadviser invests in a select group of large market capitalization growth companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles. For the fund's non-U.S. equity exposure, which may be implemented through American Depositary Receipts (ADRs), the subadviser's process is driven by bottom-up fundamental research and informed by top-down macro views. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets. Allocation percentages are measured at time of purchase.

The Series invests in equity and fixed income securities of both U.S. and foreign issuers, including issuers in emerging market countries, and may invest in issuers of any size. The Series invests the fixed income portion of its portfolio in all sectors of fixed income securities, primarily in investment grade bonds; however, it may invest in high-yield/high-risk fixed income securities ("junk bonds"), including bank loans (which are generally floating rate). These sectors include, but are not limited to mortgage- and asset-backed, government, corporate, and municipal debt obligations. Normally, the Series’ fixed income allocation has a dollar-weighted average duration of between two and eight years.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by adding the following disclosure:

>	Currency Rate Risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Series’ shares.

>	Depositary Receipts Risk. The risk that investments in foreign companies through depositary receipts will expose the Series to the same risks as direct investments in securities of foreign issuers.

>	Growth Stocks Risk. The risk that the Series’ investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>	Large Market Capitalization Companies Risk. The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

>	Loan Risk. The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans in which the Series invests may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.